Stock Based Compensation (Details 1) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Shares - Non-vested Begining Balance (in shares)	3,400	3,750
Shares - Granted (in shares)	8,450	0
Shares - Vested (in shares)	(600)	(350)
Shares - Forfeited (in shares)	(150)	0
Shares - Non-vested Ending Balance (in shares)	11,100	3,400
Weighted Average Grant Date Fair Value - Non-vested Beginning Balance (in dollars per share)	$ 20.15	$ 25.72
Weighted Average Grant Date Fair Value - Granted (in dollars per share)	$ 22.49	$ 0
Weighted Average Grant Date Fair Value - Vested (in dollars per share)	$ 27.25	$ 29.75
Weighted Average Grant Date Fair Value - Forfeited (in dollars per share)	$ 21.00	$ 0
Weighted Average Grant Date Fair Value - Non-vested Ending Balance (in dollars per share)	$ 21.54	$ 20.15